LOANS AND SERVICING (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Total loans	$ 181,809	$ 162,797
Other items:
Net deferred loan costs	570	147
Allowance for loan losses	(1,780)	(1,824)	(1,651)
Total loans, net	180,599	161,120
Residential loans:
Loans
Total loans	111,106	79,731
One- to four- family, residential loans
Loans
Total loans	95,546	62,613
Other items:
Allowance for loan losses	(378)	(346)	(233)
Home equity loans and lines of credit
Loans
Total loans	15,560	17,118
Other items:
Allowance for loan losses	(254)	(341)	(320)
Commercial loans:
Loans
Total loans	58,084	59,389
One-to-four family investment property
Loans
Total loans	11,355	10,816
Other items:
Allowance for loan losses	(62)	(59)	(60)
Multi-family real estate
Loans
Total loans	5,346	13,037
Other items:
Allowance for loan losses	(40)	(98)	(106)
Commercial real estate
Loans
Total loans	32,730	25,399
Other items:
Allowance for loan losses	(668)	(400)	(431)
Commercial business
Loans
Total loans	8,653	10,137
Other items:
Allowance for loan losses	(159)	(234)	(304)
Construction loans:
Loans
Total loans	12,205	23,226
One-to-four family, construction loans
Loans
Total loans	7,379	11,941
Other items:
Allowance for loan losses	(149)	(228)	(93)
Multi-family
Loans
Total loans	3,665	10,656
Other items:
Allowance for loan losses	(34)	(98)	(83)
Non-residential
Loans
Total loans	1,161	629
Other items:
Allowance for loan losses	(25)	(11)	(6)
Consumer
Loans
Total loans	414	451
Other items:
Allowance for loan losses	$ (11)	$ (9)	$ (15)